Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0002084806
Registrant Name	Gravity AI
Registration File Number	333-293260
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES